UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Roark, Rearden & Hamot Capital Management, LLC*
Address:    222 Berkeley Street, 17th Floor
            Boston, MA 02116

Form 13F File Number:  28-11722
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth W. Hamot
Title:   Managing Member
Phone:   (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          November 14, 2011
-----------------          ----------          -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $83,896
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

1     28-11734                 Costa Brava Partnership III L.P.
2     28-11736                 Roark, Rearden & Hamot, LLC
3     28-11733                 Seth W. Hamot

                                                 COSTA BRAVA PARTNERSHIP III L.P.
                                            FORM 13F INFORMATION TABLE AS OF 9/30/2011


                                                                                                                  VOTING AUTHORITY
                                                               SHARES OR     MARKET
                               TITLE OF                          PRN         VALUE      INVESTMENT     OTHER
NAME OF ISSUER                 CLASS             CUSIP          AMOUNT      LONG X1000  DISCRETION    MANAGERS    SOLE  SHARED  NONE

API TECHNOLOGIES CORP          COM NEW           00187E203      989500     3,908.53      sole                   989500
ARBOR RLTY TR INC              COM               038923108      695800     2,630.12      sole                   695800
ARTHROCARE CORP                COM               043136100       75000     2,157.75      sole                    75000
BENIHANA INC                   COM               082047200      375000     3,228.75      sole                   375000
BIOANALYTICAL SYS INC          COM               09058M103       99750       118.70      sole                    99750
JOHNSON & JOHNSON              CALL              478160904           4         1.00      sole                        4
MICROSOFT CORP                 CALL              594918904        2000        49.00      sole                     2000
MEDQUIST HLDGS INC             COM               58506K102     2694572    20,370.96      sole                  2694572
DG FASTCHANNEL INC             COM               23326R109      100000     1,695.00      sole                   100000
DIREXION SHS ETF TR            DLY SMCAP BEAR3X  25459W110       35000     1,853.95      sole                    35000
ENERGY PARTNERS LTD            COM NEW           29270U303      450000     4,981.50      sole                   450000
HARVARD BIOSCIENCE INC         COM               416906105      500000     2,110.00      sole                   500000
INCONTACT INC                  COM               45336E109      479113     1,652.94      sole                   479113
INTERDIGITAL INC               COM               45867G101        5000       232.90      sole                     5000
KIT DIGITAL INC                COM NEW           482470200      950100     7,980.84      sole                   950100
KKR FINANCIAL HLDGS LLC        COM               48248A306      100000       743.00      sole                   100000
MGIC INVT CORP WIS             COM               552848103     1500000     2,805.00      sole                  1500000
NEWCASTLE INVT CORP            COM               65105M108     2335000     9,503.45      sole                  2335000
OVERHILL FARMS INC             COM               690212105       63428       234.68      sole                    63428
QLT INC                        COM               746927102     1465400    10,713.38      sole                  1465400
RADIAN GROUP INC               COM               750236101      550000     1,204.50      sole                   550000
SANTARUS - INC                 COM               802817304     1270700     3,545.25      sole                  1270700
TERRA NOVA RTY CORP            COM               88102D103      300000     2,175.00      sole                   300000

